Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2024	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$804,433	$245,507	$558,926
Franchise rights	57,959	47,083	10,876
Trademarks and trade names	64,291	19,765	44,526
Management contracts and other	201,097	99,942	101,155
	$1,127,780	$412,297	$715,483
	Gross
December 31, 2023	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$683,006	$198,911	$484,095
Franchise rights	58,363	42,972	15,391
Trademarks and trade names	51,412	18,674	32,738
Management contracts and other	176,322	80,535	95,787
	$969,103	$341,092	$628,011

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$119,110	17.8
Trademarks and trade names	13,360	10.0
Management Contracts and other	24,052	8.4
	$156,522	15.7

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2025	$71,163
2026	66,847
2027	63,907
2028	61,016
2029	59,565